Financial Instruments - Schedule of Financial and Non-Financial Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Canadian Dollars [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	$ 2,284,909	$ 1,768,319
Private investments	27,944,774	1,367,716
Prepaid investment		447,753
Accounts payable and accrued liabilities	(1,003,289)	(1,695,248)
ETP holders payable
Net assets (liabilities)	29,226,394	1,888,540
British Pound [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	51,536
Private investments
Prepaid investment
Accounts payable and accrued liabilities		(55,416)
ETP holders payable
Net assets (liabilities)	51,536	(55,416)
Swiss Franc [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	8,928,624	3,573,221
Private investments		35,457,990
Prepaid investment	528,255
Accounts payable and accrued liabilities	(449,107)	(247,501)
ETP holders payable
Net assets (liabilities)	9,007,772	38,783,710
Swedish Krona [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	12,978,875	6,823,399
Private investments
Prepaid investment
Accounts payable and accrued liabilities
ETP holders payable	(285,235,369)
Net assets (liabilities)	(272,256,494)	6,823,399
European Euro [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	4,570,541	2,533,427
Private investments
Prepaid investment
Accounts payable and accrued liabilities	(20,219)	(15,562)
ETP holders payable	(9,211,650)
Net assets (liabilities)	(4,661,328)	2,517,865
Arab Emirates Dirham [Member]
Schedule of Financial and Non-Financial Assets and Liabilities [Line Items]
Cash	457,515	61,252
Private investments
Prepaid investment	34,278
Accounts payable and accrued liabilities	(14,057)
ETP holders payable
Net assets (liabilities)	$ 477,736	$ 61,252